BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.4%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 145,500
Colombia — 0.5%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 151,650
South Africa — 0.7%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(a)
..... 219 218,151
Ukraine — 0.0%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(a)(b)
............... 10 7,619
United States — 1.6%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(c)
................ 543 518,853
Total Corporate Bonds — 3.2%
(Cost: $1,157,175) .............................. 1,041,773
Foreign Government Obligations
Argentina — 0.7%
Argentina Government Bond, 1.50%
,
07/09/46
(b)
................ 306 56,241
Argentine Republic (The), 3.88%
,
01/09/38
(b)
................ 465 108,454
Provincia de Buenos Aires, (Argentina
Deposit Rates Badlar Private Banks
ARS 30 to 35 Days + 3.75%),
62.10%
,
04/12/25
(a)(c)(d)
........ ARS 14,851 53,383
218,078
Benin — 0.7%
Benin Government Bond, 4.95%
,
01/22/35
(c)
................ EUR 378 233,574
Brazil — 6.4%
Federative Republic of Brazil
10.00%, 01/01/23 ........... BRL 3 518,316
10.00%, 01/01/25 ........... 3 621,961
10.00%, 01/01/27 ........... 3 479,245
10.00%, 01/01/29 ........... 1 231,269
10.00%, 01/01/31 ........... 1 100,873
8.25%, 01/20/34 ............ USD 151 162,542
2,114,206
Chile — 4.1%
Republic of Chile
4.50%, 03/01/26 ............ CLP 380,000 358,803
5.00%, 10/01/28
(a)(c)
.......... 115,000 106,168
4.70%, 09/01/30
(a)(c)
.......... 190,000 171,270
2.55%, 01/27/32 ............ USD 272 212,806
3.10%, 05/07/41 ............ 526 356,628
4.34%, 03/07/42 ............ 200 158,700
1,364,375
China — 2.6%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 154,454
2.85%, 06/04/27 ............ 3,200 453,656
3.02%, 05/27/31 ............ 1,570 222,846
3.72%, 04/12/51 ............ 140 21,362
852,318
Security
Par (000)
Par (000) Value
Colombia — 2.1%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 $ 63,887
7.75%, 09/18/30 ............ 1,724,200 281,639
7.00%, 03/26/31 ............ 644,500 98,874
7.00%, 06/30/32 ............ 1,575,900 233,214
677,614
Costa Rica — 1.0%
Republic of Costa Rica, 6.13%
,
02/19/31
(a)
................ USD 364 332,560
Czech Republic — 5.8%
Czech Republic
0.45%, 10/25/23
(a)
........... CZK 16,710 623,106
5.70%, 05/25/24
(a)
........... 8,740 345,234
1.25%, 02/14/25 ............ 8,610 307,054
1.00%, 06/26/26
(a)
........... 5,410 183,391
2.50%, 08/25/28
(a)
........... 5,080 173,286
1.20%, 03/13/31 ............ 5,650 163,503
2.00%, 10/13/33 ............ 4,360 126,525
1,922,099
Dominican Republic — 2.0%
Dominican Republic Government Bond
6.88%, 01/29/26
(a)
........... USD 103 100,283
5.50%, 02/22/29
(c)
........... 150 128,466
5.30%, 01/21/41
(a)
........... 393 264,366
5.88%, 01/30/60
(c)
........... 250 163,641
656,756
Ecuador — 1.2%
Republic of Ecuador
(b)(c)
5.50%, 07/31/30 ............ 702 329,239
2.50%, 07/31/35 ............ 211 69,430
398,669
Egypt — 1.7%
Arab Republic of Egypt
5.25%, 10/06/25
(c)
........... 533 413,741
8.50%, 01/31/47
(a)
........... 247 136,776
550,517
El Salvador — 0.2%
Republic of El Salvador, 9.50%
,
07/15/52
(a)
................ 210 71,833
Gabon — 0.5%
Gabonese Republic, 7.00%
,
11/24/31
(c)
278 181,621
Ghana — 0.8%
Republic of Ghana
8.13%, 01/18/26
(a)
........... 249 122,088
8.88%, 05/07/42
(c)
........... 369 132,840
254,928
Guatemala — 0.5%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 174,413
Hungary — 3.6%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 475,502
5.38%, 03/25/24 ............ USD 86 84,431
3.00%, 06/26/24 ............ HUF 69,920 137,837
1.00%, 11/26/25 ............ 78,480 132,302
5.50%, 06/16/34
(c)
........... USD 275 232,083
4.00%, 04/28/51 ............ HUF 127,540 137,907
1,200,062

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Indonesia — 4.6%
Republic of Indonesia
3.50%, 01/11/28 ............ USD 200 $ 182,475
8.25%, 05/15/29 ............ IDR 938,000 64,371
7.00%, 09/15/30 ............ 2,838,000 182,460
6.50%, 02/15/31 ............ 3,870,000 240,167
8.38%, 03/15/34 ............ 7,169,000 497,393
7.50%, 06/15/35 ............ 449,000 29,451
4.75%, 07/18/47
(a)
........... USD 200 168,287
4.30%, 03/31/52 ............ 200 155,022
1,519,626
Ivory Coast — 1.2%
Republic of Cote d'Ivoire
(a)
6.13%, 06/15/33 ............ 200 151,537
6.88%, 10/17/40 ............ EUR 293 179,436
6.63%, 03/22/48 ............ 100 57,719
388,692
Jordan — 0.7%
Hashemite Kingdom of Jordan, 5.85%
,
07/07/30
(a)
................ USD 276 222,180
Kenya — 0.9%
Republic of Kenya
(a)
7.00%, 05/22/27 ............ 200 153,000
8.00%, 05/22/32 ............ 200 135,000
288,000
Mexico — 13.1%
Mex Bonos Desarr Fix Rt , 7.75%
,
05/29/31 ................. MXN 31 135,871
United Mexican States
8.00%, 12/07/23 ............ 486 2,341,744
8.00%, 09/05/24 ............ 14 67,115
4.15%, 03/28/27 ............ USD 207 197,789
7.50%, 06/03/27 ............ MXN 70 318,675
2.66%, 05/24/31 ............ USD 200 153,400
7.75%, 11/23/34 ............ MXN 158 677,891
4.50%, 01/31/50 ............ USD 200 143,475
4.40%, 02/12/52 ............ 200 137,800
5.75%, 10/12/10 ............ 196 151,018
4,324,778
Morocco — 0.4%
Kingdom of Morocco, 3.00%
,
12/15/32
(a)
................ 202 140,807
Oman — 1.9%
Oman Government Bond
(c)
7.38%, 10/28/32 ............ 352 349,800
7.00%, 01/25/51 ............ 342 280,440
630,240
Panama — 0.7%
Republic of Panama
9.38%, 04/01/29 ............ 84 97,398
4.50%, 04/16/50 ............ 200 138,288
235,686
Paraguay — 0.7%
Republic of Paraguay, 6.10%
,
08/11/44
(a)
................ 267 220,742
Peru — 2.4%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 198,573
6.15%, 08/12/32 ............ 875 181,511
3.00%, 01/15/34 ............ USD 430 323,575
Security
Par (000)
Par (000) Value
Peru (continued)
5.63%, 11/18/50 ............ USD 98 $ 92,016
795,675
Philippines — 1.7%
Republic of Philippines
1.95%, 01/06/32 ............ 250 192,528
3.56%, 09/29/32 ............ 200 174,522
4.20%, 03/29/47 ............ 235 182,536
549,586
Poland — 7.2%
Republic of Poland
2.50%, 01/25/23 ............ PLN 10,258 2,039,163
2.25%, 10/25/24 ............ 884 161,406
2.75%, 10/25/29 ............ 1,029 157,087
2,357,656
Qatar — 1.1%
State of Qatar, 4.40%
,
04/16/50
(a)
... USD 413 361,375
Romania — 0.7%
Romania Government Bond
(a)
3.00%, 02/14/31 ............ 110 77,949
6.00%, 05/25/34 ............ 192 160,800
238,749
Russia — 0.5%
Russian Federation
(e)(f)
6.50%, 02/28/24 ............ RUB 8,990 47,041
4.50%, 07/16/25 ............ 5,101 26,691
6.00%, 10/06/27 ............ 5,041 26,377
6.90%, 07/23/31 ............ 4,905 25,666
7.25%, 05/10/34 ............ 5,060 26,477
152,252
Saudi Arabia — 0.6%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(a)
................ USD 287 194,443
South Africa — 6.5%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 513,573
5.88%, 06/22/30 ............ USD 400 343,450
7.00%, 02/28/31 ............ ZAR 7,195 307,579
8.25%, 03/31/32 ............ 8,669 394,102
8.88%, 02/28/35 ............ 2,998 135,467
8.50%, 01/31/37 ............ 4,519 192,746
5.65%, 09/27/47 ............ USD 200 127,000
8.75%, 02/28/48 ............ ZAR 3,425 142,909
2,156,826
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(e)(f)
.... USD 361 87,610
Turkey — 0.1%
Republic of Turkey, 11.70%
,
11/13/30 TRY 463 27,646
Ukraine — 1.0%
Ukraine Government Bond
(e)(f)
16.00%, 05/24/23
(c)
.......... UAH 2,518 12,284
7.75%, 09/01/27
(a)
........... USD 244 48,800
7.75%, 09/01/28
(a)
........... 142 29,110
7.38%, 09/25/34
(a)
........... 407 74,277
0.00%, 08/01/41
(a)(d)
.......... 606 162,105
326,576

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United Arab Emirates — 1.1%
UAE International Government Bond,
4.95%
,
07/07/52
(c)
........... USD 380 $ 363,850
Uruguay — 0.5%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 179 162,652
Zambia — 0.8%
Republic of Zambia
(a)(e)(f)
8.50%, 04/14/24 ............ 200 95,250
8.97%, 07/30/27 ............ 337 157,295
252,545
Total Foreign Government Obligations — 82.6%
(Cost: $34,602,661) .............................. 27,201,815
U.S. Treasury Obligations
U.S. Treasury Notes
0.13%, 12/31/22 ............ 2,324 2,305,464
2.50%, 04/30/24 ............ 1,868 1,815,803
Total U.S. Treasury Obligations — 12.5%
(Cost: $4,172,868) .............................. 4,121,267
Total Long-Term Investments — 98.3%
(Cost: $39,932,704) .............................. 32,364,855
Short-Term Securities
Time Deposits — 0.3%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 1.14%, 10/03/22 .... AUD 8 5,262
Europe — 0.1%
Citibank NA, 0.29%, 10/03/22 ..... EUR 27 26,882
Security
Par (000)
Par (000) Value
Norway — 0.0%
Brown Brothers Harriman & Co.,
1.16%, 10/03/22 ............ NOK 25 $ 2,269
South Africa — 0.1%
Brown Brothers Harriman & Co.,
4.50%, 10/03/22 ............ ZAR 489 27,020
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(0.29)%, 10/03/22 ........... CHF 5 4,707
United Kingdom — 0.1%
BNP Paribas SA, 1.17%, 10/03/22 .. GBP 33 36,958
United States — 0.0%
Barclays plc, 3.08%, 10/03/22 ..... USD 4 4,355
Total Short-Term Securities — 0.3%
(Cost: $107,453) ................................ 107,453
Total Investments Before Investments Sold Short — 98.6%
(Cost: $40,040,157) .............................. 32,472,308
Investments Sold Short
Foreign Government Obligations
Ecuador — (0.3)%
Republic of Ecuador, 5.50%
,
07/31/30
(b)
(c)
...................... (165) (77,375)
Total Foreign Government
Obligations — (0.3)%
(Proceeds: $(133,697)) ........................... (77,375)
Total Investments Sold Short — (0.3)%
(Proceeds: $(133,697) ) ........................... (77,375)
Total Investments Net of Investments Sold Short — 98.3%
(Cost: $39,906,460) .............................. 32,394,933
Other Assets Less Liabilities — 1.7% ................... 545,597
Net Assets — 100.0% .............................. $ 32,940,530
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 5 12/08/22 $ 679 $ (37,054)
U.S. Treasury 10 Year Note ................................................... 12 12/20/22 1,345 (63,957)
(101,011)
Short Contracts
Japan 10 Year Bond ........................................................ 1 12/13/22 1,025 735
U.S. Treasury Ultra Bond .................................................... 1 12/20/22 137 124
U.S. Treasury 5 Year Note .................................................... 4 12/30/22 430 14,978
15,837
$ (85,174)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 101,360,632 USD 101,948 BNP Paribas SA 11/07/22 $ 2,181
CLP 65,025,450 USD 65,607 UBS AG 11/07/22 1,195
EUR 11,638 JPY 1,630,000 Morgan Stanley & Co. International plc 11/07/22 133
HUF 14,730,000 USD 33,724 Citibank NA 11/07/22 49
MXN 360,000 USD 17,585 BNP Paribas SA 11/07/22 175
PLN 540,000 USD 106,719 Northern Trust Co. 11/07/22 1,605
USD 84,522 BRL 443,650 BNP Paribas SA 11/07/22 2,960
USD 85,132 BRL 455,987 Citibank NA 11/07/22 1,302
USD 442,051 BRL 2,330,353 Goldman Sachs International 11/07/22 13,629
USD 710,586 CLP 632,605,987 Barclays Bank plc 11/07/22 60,701
USD 45,916 CLP 42,169,099 Citibank NA 11/07/22 2,595
USD 1,169,456 CZK 28,804,620 BNP Paribas SA 11/07/22 25,917
USD 540,423 EUR 528,412 Bank of America NA 11/07/22 21,298
USD 895,886 EUR 892,770 Natwest Markets plc 11/07/22 18,807
USD 10,017 EUR 10,000 State Street Bank and Trust Co. 11/07/22 193
USD 930,172 GBP 803,467 Morgan Stanley & Co. International plc 11/07/22 32,445
USD 74,785 HUF 30,860,000 BNP Paribas SA 11/07/22 4,025
USD 531,311 HUF 215,001,378 HSBC Bank plc 11/07/22 38,328
USD 99,686 HUF 39,488,957 UBS AG 11/07/22 9,143
USD 170,742 IDR 2,592,409,504 BNP Paribas SA 11/07/22 1,704
USD 176,626 MXN 3,571,455 Bank of America NA 11/07/22 433
USD 1,508,560 MXN 30,561,914 Deutsche Bank AG 11/07/22 831
USD 100,245 MYR 451,772 Barclays Bank plc 11/07/22 2,731
USD 374,126 PEN 1,452,805 Bank of America NA 11/07/22 11,139
USD 1,355,184 PLN 6,431,575 HSBC Bank plc 11/07/22 65,015
USD 490,497 TRY 9,460,205 Bank of America NA 11/07/22 4,150
USD 346,490 TWD 10,571,228 BNP Paribas SA 11/07/22 14,277
USD 85,165 ZAR 1,538,465 JPMorgan Chase Bank NA 11/07/22 435
USD 287,251 COP 1,288,439,842 BNP Paribas SA 11/08/22 9,724
USD 169,873 COP 765,866,698 JPMorgan Chase Bank NA 11/08/22 4,907
352,027
AUD 1,051,609 USD 716,590 Morgan Stanley & Co. International plc 11/07/22 (43,631)
BRL 904,465 USD 166,428 Citibank NA 11/07/22 (148)
BRL 3,923,785 USD 744,313 Goldman Sachs International 11/07/22 (22,950)
CHF 391,607 USD 401,520 Standard Chartered Bank 11/07/22 (3,385)
CNY 1,874,647 USD 271,319 Deutsche Bank AG 11/07/22 (8,599)
EUR 175,694 USD 176,675 HSBC Bank plc 11/07/22 (4,069)
EUR 175,694 USD 177,389 JPMorgan Chase Bank NA 11/07/22 (4,783)
GBP 153,116 USD 177,727 State Street Bank and Trust Co. 11/07/22 (6,648)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 30,860,000 USD 70,951 Northern Trust Co. 11/07/22 $ (191)
IDR 368,200,000 USD 24,128 BNP Paribas SA 11/07/22 (120)
IDR 530,450,000 USD 35,486 Citibank NA 11/07/22 (898)
IDR 3,823,858,287 USD 256,033 Standard Chartered Bank 11/07/22 (6,698)
JPY 22,206,130 USD 159,097 Deutsche Bank AG 11/07/22 (5,153)
JPY 24,163,863 USD 167,709 JPMorgan Chase Bank NA 11/07/22 (193)
JPY 1,300,000 USD 9,031 Royal Bank of Canada 11/07/22 (19)
KRW 238,568,317 USD 165,959 BNP Paribas SA 11/07/22 (410)
KRW 514,097,566 USD 377,574 Deutsche Bank AG 11/07/22 (20,828)
MXN 1,785,039 USD 88,521 BNP Paribas SA 11/07/22 (459)
MYR 8,264,209 USD 1,844,113 Barclays Bank plc 11/07/22 (60,310)
NZD 845,269 USD 514,962 Morgan Stanley & Co. International plc 11/07/22 (41,856)
PHP 4,791,830 USD 83,839 BNP Paribas SA 11/07/22 (2,486)
PLN 297,138 USD 62,933 Morgan Stanley & Co. International plc 11/07/22 (3,327)
RON 2,209,267 USD 453,492 Morgan Stanley & Co. International plc 11/07/22 (18,159)
THB 55,732,890 USD 1,520,181 JPMorgan Chase Bank NA 11/07/22 (39,950)
USD 28,838 EUR 30,000 Standard Chartered Bank 11/07/22 (635)
USD 130,345 MXN 2,673,551 Bank of America NA 11/07/22 (1,551)
USD 87,476 MXN 1,777,897 Citibank NA 11/07/22 (234)
USD 123,182 MXN 2,520,342 JPMorgan Chase Bank NA 11/07/22 (1,155)
ZAR 320,000 USD 18,164 BNP Paribas SA 11/07/22 (540)
ZAR 8,220,968 USD 472,245 Morgan Stanley & Co. International plc 11/07/22 (19,478)
COP 160,000,000 USD 35,387 BNP Paribas SA 11/08/22 (923)
(319,786)
$ 32,241
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ................... 5.00 % Quarterly 12/20/27 USD 186 $ 7,329 $ 8,793 $ (1,464)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.38.V1 . 5.00 % Quarterly 12/20/27 BB- EUR 254 $ (12,807) $ (9,833) $ (2,974)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
i
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SONIA Annual 5.06% Annual 03/15/23
(a)
03/15/28 GBP 229 $ — $ — $ —
10.26% Annual 6 month BUBOR Semi-Annual 03/15/23
(a)
03/15/28 HUF 183,669 994 — 994
3.09% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 223 — — —
6.76% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 1,973 3,281 — 3,281
9.02% Annual 6 month BUBOR Semi-Annual 03/15/23
(a)
03/15/33 HUF 88,707 6,581 — 6,581
$ 10,856 $ — $ 10,856
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.38.V1 ......... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/27 USD 214 $ 21,255 $ 20,425 $ 830
CDX.NA.EM.38.V1 ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 304 30,124 25,042 5,082
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 113 28,415 26,384 2,031
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 246 61,895 57,468 4,427
$ – $ – $ –
$ 141,689 $ 129,319 $ 12,370
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SONIA ......................................... Sterling Overnight Index Average 2.19%
6 month BUBOR ...................................... Budapest Interbank Offered Rate 13.97
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
SONIA Sterling Overnight Interbank Average Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ........................................ $ — $ 1,041,773 $ — $ 1,041,773
Foreign Government Obligations .............................. — 27,201,815 — 27,201,815
U.S. Treasury Obligations ................................... — 4,121,267 — 4,121,267
Short-Term Securities
Time Deposits .......................................... — 107,453 — 107,453
Liabilities
Investments Sold Short .................................... — (77,375) — (77,375)
$ — $ 32,394,933 $ — $ 32,394,933
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 12,370 $ — $ 12,370
Foreign currency exchange contracts ............................ — 352,027 — 352,027
Interest rate contracts ....................................... 15,837 10,856 — 26,693
Liabilities
Credit contracts ........................................... — (4,438) — (4,438)
Foreign currency exchange contracts ............................ — (319,786) — (319,786)
Interest rate contracts ....................................... (101,011) — — (101,011)
$ (85,174) $ 51,029 $ — $ (34,145)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.